UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3105
Oppenheimer Capital Appreciation Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 08/31/2009

Item 1. Reports to Stockholders.

August 31, 2009

Oppenheimer Capital Appreciation Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with your Fund's Manager

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

August 31, 2009 Oppenheimer Management Capital Commentaries and Appreciation Fund Annual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with your Fund’s Manager A N N U A L R E P O RT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Computers & Peripherals	6.5%
Communications Equipment	6.0
Oil, Gas & Consumable Fuels	5.8
Semiconductors & Semiconductor Equipment	5.7
Software	5.5
IT Services	5.4
Chemicals	5.0
Internet Software & Services	4.6
Biotechnology	4.3
Capital Markets	4.1
Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2009, and are based on net assets.

Top Ten Common Stock Holdings

Google, Inc., Cl. A	3.6%
QUALCOMM, Inc.	3.4
Apple, Inc.	2.8
Monsanto Co.	2.7
Nestle SA	2.1
Baxter International, Inc.	2.1
Hewlett-Packard Co.	2.0
PepsiCo, Inc.	1.9
MasterCard, Inc., Cl. A	1.9
Visa, Inc., Cl. A	1.9
Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2009, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER CAPITAL APPRECIATION FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2009, and are based on the total market value of common stocks.
9 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended August 31, 2009, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. For the 12-month period ended August 31, 2009, the Fund’s Class A shares (without sales charge) returned –22.14% underperforming its benchmarks, the S&P 500 Index and the Russell 1000 Growth Index, which returned –18.25% and –16.76%, respectively, for the same period. The bulk of the Fund’s underperformance occurred during the first half of the reporting period, which saw significant market dislocations and historic market volatility. Over the second half of the reporting period, as the markets rebounded, absolute performance was stronger and the Fund outperformed both benchmarks.
     Overall for the reporting period, the Fund underperformed the Russell 1000 Growth Index primarily in the consumer discretionary, health care and consumer staples sectors. The Fund also underperformed in the information technology and industrials sectors due primarily to weaker relative stock selection, and in the telecommunication services sector, largely as a result of an overweight position to one of the hardest hit sectors in the benchmark during the reporting period.
     Within the consumer discretionary sector, the Fund underperformed the Russell 1000 Growth Index due to weaker relative stock selection. The Fund’s underweight position within the sector also hurt relative performance, as it was not as adversely impacted by the market volatility during the reporting period. Detractors to performance included hotel, gaming and resort developing company Las Vegas Sands Corp., specialty retailer Abercrombie & Fitch Co. and media companies Focus Media Holding Ltd. and Liberty Global, Inc. We exited these positions by period end. Another detractor to performance within consumer discretionary for the reporting period was Apollo Group, Inc., a provider of higher education programs for working adults. We retained our position in this holding at period end.
     In terms of health care, the Fund underperformed due to weaker relative stock selection. Within the life sciences tools and services subsector, biopharmaceutical drug development services company Covance, Inc. and Thermo Fisher Scientific, Inc. underperformed for the Fund during the reporting period. Thermo Fisher Scientific, Inc. provides a broad selection of analytical instruments, equipment, consumables and laboratory supplies, but had a difficult reporting period. We exited our position in Covance by period end. Despite the Fund’s underperformance within health care for the overall reporting period, its absolute and relative performance within the sector improved over the last three months of the
10 | OPPENHEIMER CAPITAL APPRECIATION FUND

period, as a number of its holdings within the sector, including Thermo Fisher Scientific, fared much better when the markets rebounded.
     In consumer staples, the Fund underperformed due to its underweight position, as the sector was not as hard hit during the reporting period. Weaker relative stock selection also contributed to the Fund’s underperformance within the sector. Similar to health care, the Fund’s absolute performance within consumer staples improved over the last three months of the reporting period, as the Fund outperformed the Russell 1000 Growth Index within the sector during that time.
     In terms of contributors to performance during the overall reporting period, the Fund outperformed the Russell 1000 Growth Index in the energy and financials sectors. Within energy, the Fund had better relative stock selection than the benchmark, particularly in the oil, gas and consumable fuels subsector. A contributor to relative performance included Range Resources Corp., the Texas-based independent acquirer and developer of U.S. oil and gas resources. Another contributor to Fund performance within the energy sector was Cameron International Corp., a provider of flow equipment products, systems and services to worldwide oil, gas and process industries.
     The Fund’s outperformance in the financials sector during the reporting period can be attributed to better relative stock selection than the Russell 1000 Growth Index. A number of the Fund’s holdings in the diversified financial services subsector, including IntercontinentalExchange, Inc. and MSCI, Inc., outperformed for the Fund during the reporting period. The Fund’s overweight position within the sector also benefited performance.
     At period end, the Fund had overweights to energy, financials, information technology, telecommunication services, health care and materials, and underweights to the consumer staples, consumer discretionary, industrials and utilities sectors.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2009. In the case of Class A, Class B, Class C and Class Y shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market and the Russell 1000 Growth Index, an unmanaged index of 1,000 U.S. large-cap
11 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND PERFORMANCE DISCUSSION
growth stocks. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
12 | OPPENHEIMER CAPITAL APPRECIATION FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 18 for further information.
13 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND PERFORMANCE DISCUSSION
 Class B Shares
 Comparison of Change in Value of $10,000 Hypothetical Investments in:
14 | OPPENHEIMER CAPITAL APPRECIATION FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 18 for further information.
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FUND PERFORMANCE DISCUSSION
  Class N Shares
  Comparison of Change in Value of $10,000 Hypothetical Investments in:
16 | OPPENHEIMER CAPITAL APPRECIATION FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 18 for further information.
17 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/22/81. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
18 | OPPENHEIMER CAPITAL APPRECIATION FUND

Class Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement
20 | OPPENHEIMER CAPITAL APPRECIATION FUND

of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	March 1, 2009	August 31, 2009	August 31, 2009

Actual
Class A	$1,000.00	$1,406.10	$7.23
Class B	1,000.00	1,400.60	11.97
Class C	1,000.00	1,400.70	11.91
Class N	1,000.00	1,404.20	8.75
Class Y	1,000.00	1,409.30	4.93

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.21	6.07
Class B	1,000.00	1,015.27	10.06
Class C	1,000.00	1,015.32	10.01
Class N	1,000.00	1,017.95	7.35
Class Y	1,000.00	1,021.12	4.13
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended August 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.19%
Class B	1.97
Class C	1.96
Class N	1.44
Class Y	0.81
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
21 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS August 31, 2009

	Shares	Value

Common Stocks—98.5%
Consumer Discretionary—7.4%
Diversified Consumer Services—1.1%
Apollo Group, Inc., Cl. A1	957,150	$62,042,463
Hotels, Restaurants & Leisure—0.6%
McDonald’s Corp.	576,350	32,413,924
Media—2.3%
Cablevision Systems Corp. New York Group, Cl. A	2,659,765	59,419,150
McGraw-Hill Cos., Inc. (The)	1,117,880	37,571,947
Walt Disney Co. (The)	1,276,610	33,242,924

		130,234,021

Specialty Retail—1.1%
Bed Bath & Beyond, Inc.[1]	505,420	18,437,722
Staples, Inc.	2,060,910	44,536,265

		62,973,987

Textiles, Apparel & Luxury Goods—2.3%
Coach, Inc.	2,386,770	67,521,723
Nike, Inc., Cl. B	496,960	27,526,614
Polo Ralph Lauren Corp., Cl. A	491,755	32,642,697

		127,691,034

Consumer Staples—8.4%
Beverages—2.0%
PepsiCo, Inc.	1,924,100	109,038,747
Food & Staples Retailing—1.8%
Wal-Mart Stores, Inc.	1,990,390	101,251,139
Food Products—2.7%
Cadbury plc	3,912,064	36,883,980
Nestle SA	2,808,122	116,631,604

		153,515,584

Household Products—1.0%
Colgate-Palmolive Co.	776,270	56,434,829
Tobacco—0.9%
Philip Morris International, Inc.	1,127,610	51,543,053
Energy—8.8%
Energy Equipment & Services—3.0%
Cameron International Corp.[1]	1,210,320	43,220,527
Halliburton Co.	907,560	21,518,248
Schlumberger Ltd.	1,405,636	78,996,743
Weatherford International Ltd.[1]	1,122,140	22,386,693

		166,122,211

Oil, Gas & Consumable Fuels—5.8%
Apache Corp.	581,910	49,433,255
Occidental Petroleum Corp.	1,427,082	104,319,694
Range Resources Corp.	1,092,243	52,831,794
Southwestern Energy Co.[1]	833,390	30,718,755
XTO Energy, Inc.	2,289,456	88,373,002

		325,676,500

Financials—8.5%
Capital Markets—4.1%
Charles Schwab Corp. (The)	2,068,320	37,353,859
Credit Suisse Group AG	1,308,814	66,682,893
Goldman Sachs Group, Inc. (The)	434,984	71,972,453
Julius Baer Holding AG	606,556	30,958,757
T. Rowe Price Group, Inc.	526,780	23,873,670

		230,841,632

Commercial Banks—0.7%
Wells Fargo & Co.	1,481,350	40,766,752
Diversified Financial Services—3.2%
BM&F BOVESPA SA	6,966,270	43,024,027
F1 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Diversified Financial Services Continued
IntercontinentalExchange, Inc.[1]	822,970	$77,194,586
MSCI, Inc., Cl. A1	1,918,880	56,453,450

		176,672,063

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.	611,290	28,657,275
Health Care—17.9%
Biotechnology—4.3%
Amgen, Inc.[1]	805,080	48,095,479
Celgene Corp.[1]	1,594,150	83,166,806
Gilead Sciences, Inc.[1]	1,776,658	80,056,209
Vertex Pharmaceuticals, Inc.[1]	732,270	27,394,221

		238,712,715

Health Care Equipment & Supplies—3.8%
Bard (C.R.), Inc.	339,159	27,329,432
Baxter International, Inc.	2,017,960	114,862,283
Dentsply International, Inc.	1,414,840	47,694,256
Stryker Corp.	554,610	22,994,131

		212,880,102

Health Care Providers & Services—3.7%
Express Scripts, Inc.[1]	1,362,230	98,380,251
Medco Health Solutions, Inc.[1]	867,740	47,916,603
Schein (Henry), Inc.[1]	842,967	44,660,392
UnitedHealth Group, Inc.	658,260	18,431,280

		209,388,526

Life Sciences Tools & Services—2.1%
Illumina, Inc.[1]	1,064,860	37,557,612
Thermo Fisher Scientific, Inc.[1]	1,779,607	80,456,032

		118,013,644

Pharmaceuticals—4.0%
Abbott Laboratories	843,100	38,133,413
Allergan, Inc.	984,664	55,062,411
Novo Nordisk AS, Cl. B	518,770	31,623,483
Roche Holding AG	364,931	58,001,593
Shire plc	2,333,338	38,680,341

		221,501,241

Industrials—6.5%
Aerospace & Defense—2.9%
General Dynamics Corp.	551,698	32,655,005
Goodrich Corp.	447,020	24,657,623
Lockheed Martin Corp.	970,168	72,743,197
United Technologies Corp.	502,755	29,843,537

		159,899,362

Construction & Engineering—0.5%
Quanta Services, Inc.[1]	1,349,780	29,857,134
Electrical Equipment—1.9%
ABB Ltd.	4,502,581	86,810,081
First Solar, Inc.[1]	151,820	18,458,276

		105,268,357

Machinery—0.7%
Joy Global, Inc.	978,870	38,029,100
Road & Rail—0.5%
Burlington Northern Santa Fe Corp.	344,710	28,617,824
Information Technology—33.7%
Communications Equipment—6.0%
F5 Networks, Inc.[1]	706,520	24,367,875
Juniper Networks, Inc.[1]	1,599,610	36,903,003
QUALCOMM, Inc.	4,139,680	192,163,946
Research in Motion Ltd.[1]	1,120,209	81,842,470

		335,277,294
F2 | OPPENHEIMER CAPITAL APPRECIATION FUND

	Shares	Value

Computers & Peripherals—6.5%
Apple, Inc.[1]	940,230	$158,156,088
Dell, Inc.[1]	2,287,280	36,207,642
Hewlett-Packard Co.	2,508,240	112,594,894
NetApp, Inc.[1]	2,574,140	58,561,685

		365,520,309

Internet Software & Services—4.6%
eBay, Inc.[1]	2,582,800	57,183,192
Google, Inc., Cl. A1	434,606	200,644,552

		257,827,744

IT Services—5.4%
Accenture Ltd., Cl. A	1,537,550	50,739,150
MasterCard, Inc., Cl. A	532,980	107,997,737
SAIC, Inc.[1]	2,051,530	37,932,790
Visa, Inc., Cl. A	1,476,640	104,989,104

		301,658,781

Semiconductors & Semiconductor Equipment—5.7%
Applied Materials, Inc.	3,243,690	42,751,834
Broadcom Corp., Cl. A1	2,814,585	80,074,943
MEMC Electronic Materials, Inc.[1]	2,108,570	33,631,692
NVIDIA Corp.[1]	6,054,020	87,904,370
Texas Instruments, Inc.	3,090,250	75,989,248

		320,352,087

Software—5.5%
Adobe Systems, Inc.[1]	2,410,290	75,731,312
Electronic Arts, Inc.[1]	1,103,650	20,108,503
Microsoft Corp.	3,061,396	75,463,411
Nintendo Co. Ltd.	208,690	56,428,161
Oracle Corp.	1,593,600	34,852,032
Salesforce.com, Inc.[1]	582,034	30,190,104
Symantec Corp.[1]	741,450	11,210,724

		303,984,247

Materials—5.0%
Chemicals—5.0%
Monsanto Co.	1,800,933	$151,062,260
Potash Corp. of Saskatchewan, Inc.	507,720	44,938,294
Praxair, Inc.	1,106,935	84,813,360

		280,813,914

Telecommunication Services—2.3%
Wireless Telecommunication Services—2.3%
Crown Castle International Corp.[1]	2,719,489	73,045,475
NII Holdings, Inc.[1]	2,222,653	52,699,103

		125,744,578

Total Common Stocks (Cost $4,568,002,837)		5,509,222,173

Investment Companies—1.6%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.01%[2]	83,478	83,478
Oppenheimer Institutional Money Market Fund, Cl. E, 0.33%[2,3]	90,535,396	90,535,396

Total Investment Companies (Cost $90,618,874)		90,618,874

Total Investments, at Value (Cost $4,658,621,711)	100.1%	5,599,841,047

Liabilities in Excess of Other Assets	(0.1)	(4,192,786)

Net Assets	100.0%	$5,595,648,261

F3 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Rate shown is the 7-day yield as of August 31, 2009.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2008	Additions	Reductions	August 31, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	82,223,122	1,405,343,799	1,397,031,525	90,535,396

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$90,535,396	$714,356
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of August 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$415,355,429	$—	$—	$415,355,429
Consumer Staples	434,899,372	36,883,980	—	471,783,352
Energy	491,798,711	—	—	491,798,711
Financials	445,978,965	30,958,757	—	476,937,722
Health Care	961,815,887	38,680,341	—	1,000,496,228
Industrials	274,861,696	86,810,081	—	361,671,777
Information Technology	1,884,620,462	—	—	1,884,620,462
Materials	280,813,914	—	—	280,813,914
Telecommunication Services	125,744,578	—	—	125,744,578
Investment Companies	90,618,874	—	—	90,618,874

Total Assets	$5,406,507,888	$193,333,159	$—	$5,599,841,047

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES August 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $4,568,086,315)	$5,509,305,651
Affiliated companies (cost $90,535,396)	90,535,396

5,599,841,047
Cash	1,050,000
Receivables and other assets:
Dividends	8,266,317
Investments sold	6,571,368
Other	662,504

Total assets	5,616,391,236

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	11,201,887
Investments purchased	3,954,278
Trustees’ compensation	1,888,114
Distribution and service plan fees	1,814,503
Transfer and shareholder servicing agent fees	1,479,635
Shareholder communications	320,928
Other	83,630

Total liabilities	20,742,975

Net Assets	$5,595,648,261

Composition of Net Assets
Par value of shares of beneficial interest	$159,786
Additional paid-in capital	6,658,558,414
Accumulated net investment loss	(1,863,345)
Accumulated net realized loss on investments and foreign currency transactions	(2,002,436,312)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	941,229,718

Net Assets	$5,595,648,261

F5 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,596,952,955 and 101,541,192 shares of beneficial interest outstanding)	$35.42
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$37.58

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $355,286,398 and 11,229,929 shares of beneficial interest outstanding)	$31.64

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $448,300,973 and 14,282,085 shares of beneficial interest outstanding)	$31.39

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $152,557,478 and 4,409,069 shares of beneficial interest outstanding)	$34.60

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,042,550,457 and 28,324,166 shares of beneficial interest outstanding)	$36.81
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS For the Year Ended August 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,053,509)	$55,518,344
Affiliated companies	714,356
Interest	73,462
Other income	280,840

Total investment income	56,587,002

Expenses
Management fees	31,198,552
Distribution and service plan fees:
Class A	8,096,431
Class B	3,497,385
Class C	4,200,055
Class N	748,859
Transfer and shareholder servicing agent fees:
Class A	14,547,355
Class B	1,930,616
Class C	1,667,854
Class N	1,007,030
Class Y	1,813,707
Shareholder communications:
Class A	618,618
Class B	177,904
Class C	86,301
Class N	14,476
Class Y	205,707
Trustees’ compensation	259,001
Custodian fees and expenses	111,673
Other	202,123

Total expenses	70,383,647
Less reduction to custodian expenses	(6,443)
Less waivers and reimbursements of expenses	(4,903,949)

Net expenses	65,473,255

Net Investment Loss	(8,886,253)
F7 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS Continued

Realized and Unrealized Loss
Net realized loss on:
Investment from unaffiliated companies	$(1,472,358,943)
Foreign currency transactions	(26,103,167)
In-kind redemptions	(6,530,372)

Net realized loss	(1,504,992,482)
Net change in unrealized appreciation (depreciation) on:
Investments	(504,296,343)
Translation of assets and liabilities denominated in foreign currencies	(179,112)

Net change in unrealized appreciation	(504,475,455)

Net Decrease in Net Assets Resulting from Operations	$(2,018,354,190)

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended August 31,	2009	2008

Operations
Net investment loss	$(8,886,253)	$(23,662,460)
Net realized loss	(1,504,992,482)	(253,118,086)
Net change in unrealized appreciation	(504,475,455)	(613,188,854)

Net decrease in net assets resulting from operations	(2,018,354,190)	(889,969,400)

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(141,765,266)
Class B	—	(19,310,641)
Class C	—	(18,512,239)
Class N	—	(5,741,019)
Class Y	—	(23,667,836)

	—	(208,997,001)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(656,002,886)	869,318,963
Class B	(98,574,418)	(27,478,978)
Class C	(65,390,159)	86,959,766
Class N	(34,794,669)	44,751,870
Class Y	(57,933,876)	506,125,850

	(912,696,008)	1,479,677,471

Net Assets
Total increase (decrease)	(2,931,050,198)	380,711,070
Beginning of period	8,526,698,459	8,145,987,389

End of period (including accumulated net investment loss of $1,863,345 and $1,580,685, respectively)	$5,595,648,261	$8,526,698,459

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended August 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$45.49	$50.67	$43.08	$41.45	$37.57

Income (loss) from investment operations:
Net investment income (loss)[1]	(.04)	(.09)	(.13)	(.12)	.26 [2]
Net realized and unrealized gain (loss)	(10.03)	(4.00)	7.72	2.00	3.62

Total from investment operations	(10.07)	(4.09)	7.59	1.88	3.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(.25)	—
Distributions from net realized gain	—	(1.09)	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	(.25)	—

Net asset value, end of period	$35.42	$45.49	$50.67	$43.08	$41.45

Total Return, at Net Asset Value[3]	(22.14)%	(8.33)%	17.62%	4.53%	10.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,596,953	$5,570,287	$5,437,581	$5,278,253	$5,633,688

Average net assets (in thousands)	$3,413,157	$6,174,248	$5,386,165	$5,569,912	$5,597,821

Ratios to average net assets:[4]
Net investment income (loss)	(0.12)%	(0.18)%	(0.27)%	(0.28)%	0.64%[2]
Total expenses	1.28%[5]	1.07%[5]	1.05%[5]	1.07%	1.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.19%	1.07%	1.05%	1.07%	1.06%

Portfolio turnover rate	60%	64%	51%	83%	38%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended August 31, 2009	1.28%
Year Ended August 31, 2008	1.07%
Year Ended August 31, 2007	1.05%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER CAPITAL APPRECIATION FUND

Class B Year Ended August 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$40.95	$46.05	$39.47	$38.08	$34.82

Income (loss) from investment operations:
Net investment loss[1]	(.25)	(.42)	(.46)	(.45)	(.08)[2]
Net realized and unrealized gain (loss)	(9.06)	(3.59)	7.04	1.84	3.34

Total from investment operations	(9.31)	(4.01)	6.58	1.39	3.26

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	—	(1.09)	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	—	—

Net asset value, end of period	$31.64	$40.95	$46.05	$39.47	$38.08

Total Return, at Net Asset Value[3]	(22.74)%	(9.01)%	16.67%	3.65%	9.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$355,286	$602,981	$723,519	$851,836	$1,041,045

Average net assets (in thousands)	$350,743	$731,493	$806,550	$964,658	$1,099,380

Ratios to average net assets:[4]
Net investment loss	(0.91)%	(0.94)%	(1.06)%	(1.13)%	(0.21)%[2]
Total expenses	2.20%[5]	1.83%[5]	1.86%[5]	1.93%	1.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.97%	1.83%	1.86%	1.92%	1.93%

Portfolio turnover rate	60%	64%	51%	83%	38%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended August 31, 2009	2.20%
Year Ended August 31, 2008	1.83%
Year Ended August 31, 2007	1.86%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended August 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$40.62	$45.68	$39.14	$37.73	$34.47

Income (loss) from investment operations:
Net investment loss[1]	(.24)	(.40)	(.44)	(.41)	(.05)[2]
Net realized and unrealized gain (loss)	(8.99)	(3.57)	6.98	1.82	3.31

Total from investment operations	(9.23)	(3.97)	6.54	1.41	3.26

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	—	(1.09)	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	—	—

Net asset value, end of period	$31.39	$40.62	$45.68	$39.14	$37.73

Total Return, at Net Asset Value[3]	(22.72)%	(9.00)%	16.71%	3.74%	9.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$448,301	$679,778	$687,083	$646,333	$691,467

Average net assets (in thousands)	$420,699	$742,287	$678,427	$684,056	$681,646

Ratios to average net assets:[4]
Net investment loss	(0.89)%	(0.92)%	(1.02)%	(1.05)%	(0.14)%[2]
Total expenses	2.01%[5]	1.81%[5]	1.81%[5]	1.84%	1.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.95%	1.81%	1.81%	1.84%	1.84%

Portfolio turnover rate	60%	64%	51%	83%	38%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended August 31, 2009	2.01%
Year Ended August 31, 2008	1.81%
Year Ended August 31, 2007	1.81%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER CAPITAL APPRECIATION FUND

Class N Year Ended August 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$44.55	$49.80	$42.49	$40.91	$37.21

Income (loss) from investment operations:
Net investment income (loss)[1]	(.12)	(.25)	(.28)	(.27)	.11 [2]
Net realized and unrealized gain (loss)	(9.83)	(3.91)	7.59	1.98	3.59

Total from investment operations	(9.95)	(4.16)	7.31	1.71	3.70

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(.13)	—
Distributions from net realized gain	—	(1.09)	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	(.13)	—

Net asset value, end of period	$34.60	$44.55	$49.80	$42.49	$40.91

Total Return, at Net Asset Value[3]	(22.33)%	(8.63)%	17.20%	4.16%	9.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$152,558	$251,081	$241,593	$250,167	$245,932

Average net assets (in thousands)	$150,598	$277,096	$257,444	$253,590	$221,007

Ratios to average net assets:[4]
Net investment income (loss)	(0.40)%	(0.52)%	(0.60)%	(0.63)%	0.27%[2]
Total expenses	1.77%[5]	1.42%[5]	1.39%[5]	1.42%	1.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.40%	1.39%	1.42%	1.42%

Portfolio turnover rate	60%	64%	51%	83%	38%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended August 31, 2009	1.77%
Year Ended August 31, 2008	1.42%
Year Ended August 31, 2007	1.39%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended August 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$47.07	$52.20	$44.21	$42.52	$38.40

Income (loss) from investment operations:
Net investment income[1]	.09	.10	.07	.05	.45 [2]
Net realized and unrealized gain (loss)	(10.35)	(4.14)	7.92	2.05	3.67

Total from investment operations	(10.26)	(4.04)	7.99	2.10	4.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(.41)	—
Distributions from net realized gain	—	(1.09)	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	(.41)	—

Net asset value, end of period	$36.81	$47.07	$52.20	$44.21	$42.52

Total Return, at Net Asset Value[3]	(21.80)%	(7.99)%	18.07%	4.93%	10.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,042,550	$1,422,571	$1,056,211	$649,143	$1,186,649

Average net assets (in thousands)	$974,326	$1,259,666	$865,096	$766,929	$1,210,587

Ratios to average net assets:[4]
Net investment income	0.29%	0.20%	0.13%	0.11%	1.10%[2]
Total expenses	0.81%[5]	0.69%[5]	0.66%[5]	0.70%	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.69%	0.66%	0.70%	0.69%

Portfolio turnover rate	60%	64%	51%	83%	38%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.18 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended August 31, 2009	0.81%
Year Ended August 31, 2008	0.69%
Year Ended August 31, 2007	0.66%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Capital Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ®
F15 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day
F16 | OPPENHEIMER CAPITAL APPRECIATION FUND

the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F17 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4,5,6]	Tax Purposes

$—	$—	$1,900,916,742	$839,710,143

1.	As of August 31, 2009, the Fund had $841,834,191 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2009, details of the capital loss carryforwards were as follows:

Expiring

2010	$160,736,267
2017	681,097,924

Total	$841,834,191

2.	As of August 31, 2009, the Fund had $1,058,803,396 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

3.	The Fund had $279,155 of post-October foreign currency losses which were deferred.

4.	During the fiscal year ended August 31, 2009, the Fund did not utilize any capital loss carryforward.

5.	During the fiscal year ended August 31, 2008, the Fund utilized $46,438,577 of capital loss carryforward to offset capital gains realized in that fiscal year.

6.	During the fiscal year ended August 31, 2009, $18,625,919 of unused capital loss carryforward expired.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for August 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Increase to
	to Accumulated	Accumulated Net
Increase	Net Investment	Realized Loss
to Paid-in Capital	Loss	on Investments

$140,697,465	$8,603,593	$149,301,058
The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	Year Ended	Year Ended
	August 31, 2009	August 31, 2008

Distributions paid from:
Long-term capital gain	$—	$208,997,001
F18 | OPPENHEIMER CAPITAL APPRECIATION FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,760,141,286

Gross unrealized appreciation	$1,017,843,898
Gross unrealized depreciation	(178,133,755)

Net unrealized appreciation	$839,710,143

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended August 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$77,467
Payments Made to Retired Trustees	124,086
Accumulated Liability as of August 31, 2009	1,222,003
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
F19 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F20 | OPPENHEIMER CAPITAL APPRECIATION FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	19,388,031	$593,621,162	25,681,415	$1,275,894,300
Dividends and/or distributions reinvested	—	—	2,473,136	128,083,701
Acquisition—Note 6	—	—	24,242,071	1,276,608,520
Redeemed	(40,300,580)	(1,249,624,048)	(37,263,587)	(1,811,267,558)

Net increase (decrease)	(20,912,549)	$(656,002,886)	15,133,035	$869,318,963

Class B
Sold	2,295,936	$61,894,985	2,277,460	$101,173,511
Dividends and/or distributions reinvested	—	—	395,530	18,542,446
Acquisition—Note 6	—	—	4,230,388	202,686,406
Redeemed	(5,792,308)	(160,469,403)	(7,887,440)	(349,881,341)

Net decrease	(3,496,372)	$(98,574,418)	(984,062)	$(27,478,978)

Class C
Sold	2,684,644	$71,802,199	2,821,827	$124,283,173
Dividends and/or distributions reinvested	—	—	347,074	16,138,939
Acquisition—Note 6	—	—	2,494,432	118,555,942
Redeemed	(5,138,914)	(137,192,358)	(3,967,061)	(172,018,288)

Net increase (decrease)	(2,454,270)	$(65,390,159)	1,696,272	$86,959,766

Class N
Sold	1,493,098	$44,286,447	1,552,152	$74,488,179
Dividends and/or distributions reinvested	—	—	102,322	5,201,995
Acquisition—Note 6	—	—	1,495,894	77,172,752
Redeemed	(2,720,375)	(79,081,116)	(2,365,110)	(112,111,056)

Net increase (decrease)	(1,227,277)	$(34,794,669)	785,258	$44,751,870

Class Y
Sold	9,635,407	$305,854,082	14,104,959	$712,028,588
Dividends and/or distributions reinvested	—	—	397,723	21,254,348
Acquisition—Note 6	—	—	1,008,258	54,681,820
Redeemed	(11,530,915)	(363,787,958)	(5,525,588)	(281,838,906)

Net increase (decrease)	(1,895,508)	$(57,933,876)	9,985,352	$506,125,850

F21 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended August 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$3,267,418,685	$4,204,069,392
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
|
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $700 million	0.60
Next $1 billion	0.58
Next $2 billion	0.56
Next $2 billion	0.54
Next $2 billion	0.52
Next $2.5 billion	0.50
Over $11 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2009, the Fund paid $16,631,659 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect
F22 | OPPENHEIMER CAPITAL APPRECIATION FUND

to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$31,977,030
Class C	19,654,692
Class N	5,956,130
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

August 31, 2009	$1,099,005	$19,303	$876,488	$33,473	$4,668
Waivers and Reimbursements of Expenses. The Manager had voluntarily undertaken to waive fees or reimburse expenses of Class Y shares so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” of Class Y shares did not exceed 0.75% of average daily net assets. This undertaking was withdrawn effective April 14, 2009. During the year ended August 31, 2009, the Manager reimbursed $269,517 for Class Y shares.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
F23 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
During the year ended August 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$3,051,751
Class B	777,540
Class C	254,724
Class N	486,613
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended August 31, 2009, the Manager waived $63,804 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of August 31, 2009, the Funds held no outstanding forward contracts.
6. Acquisitions
Acquisition of Oppenheimer Enterprise Fund. On December 6, 2007, the Fund acquired all of the net assets of Oppenheimer Enterprise Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Enterprise Fund shareholders on November 30, 2007. The Fund issued (at an exchange ratio of 0.330252 for Class A, 0.330480 for Class B, 0.333725 for Class C, 0.330601 for Class N and 0.331157 for Class Y of the Fund to one share of Oppenheimer Enterprise Fund) 2,355,831; 647,939; 414,965; 1,083,571 and 223,067 shares of beneficial interest for Class A, Class B, Class C, Class N
F24 | OPPENHEIMER CAPITAL APPRECIATION FUND

and Class Y, respectively, valued at $123,445,542, $30,731,728, $19,519,982, $55,738,877 and $12,061,279 in exchange for the net assets, resulting in combined Class A net assets of $7,093,539,541, Class B net assets of $892,790,045, Class C net assets of $839,221,703, Class N net assets of $333,435,765 and Class Y net assets of $1,215,931,488 on December 6, 2007. The net assets acquired included net unrealized appreciation of $29,718,252 and an unused capital loss carryforward of $302,145,508, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Acquisition of Oppenheimer Growth Fund. On November 8, 2007, the Fund acquired all of the net assets of Oppenheimer Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Growth Fund shareholders on November 2, 2007. The Fund issued (at an exchange ratio of 0.687366 for Class A, 0.682644 for Class B, 0.699572 for Class C, 0.689827 for Class N and 0.674404 for Class Y of the Fund to one share of Oppenheimer Growth Fund) 20,020,561; 2,867,901; 1,638,942; 319,321 and 737,937 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,052,080,459, $136,798,881, $77,538,345, $16,483,392 and $39,981,416 in exchange for the net assets, resulting in combined Class A net assets of $6,714,105,786, Class B net assets of $849,545,980, Class C net assets of $790,187,644, Class N net assets of $267,719,775 and Class Y net assets of $1,113,923,160 on November 8, 2007. The net assets acquired included net unrealized appreciation of $144,800,454 and an unused capital loss carryforward of $281,079,134, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Acquisition of Oppenheimer Emerging Technologies Fund. On October 25, 2007, the Fund acquired all of the net assets of Oppenheimer Emerging Technologies Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Emerging Technologies Fund shareholders on October 19, 2007. The Fund issued (at an exchange ratio of 0.072494 for Class A, 0.076031 for Class B, 0.076738 for Class C, 0.072686 for Class N and 0.073348 for Class Y of the Fund to one share of Oppenheimer Emerging Technologies Fund) 1,865,679; 714,548; 440,525; 93,002 and 47,254 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $101,082,519, $35,155,797, $21,497,615, $4,950,483 and $2,639,125 in exchange for the net assets, resulting in combined Class A net assets of $6,054,910,103, Class B net assets of $778,891,603, Class C net assets of $761,499,825, Class N net assets of $266,537,439 and Class Y net assets of $1,134,454,218 on October 25, 2007. The net assets acquired included net unrealized appreciation of $28,193,198 and an unused capital loss carryforward of $438,362,602, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 20, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F25 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
8. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F26 | OPPENHEIMER CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Capital Appreciation Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Appreciation Fund, including the statement of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
October 20, 2009
F27 | OPPENHEIMER CAPITAL APPRECIATION FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2009 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2009, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
23 | OPPENHEIMER CAPITAL APPRECIATION FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact
24 | OPPENHEIMER CAPITAL APPRECIATION FUND

that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Marc Baylin, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load large-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund’s ten-year performance was better than its peer group median although its one-year, three-year and five-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the
25 | OPPENHEIMER CAPITAL APPRECIATION FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
26 | OPPENHEIMER CAPITAL APPRECIATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
27 | OPPENHEIMER CAPITAL APPRECIATION FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 66	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 60 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2007) Age: 69	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (January 2006-2007); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 60 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2005) Age: 68	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 60 portfolios in the OppenheimerFunds complex.
28 | OPPENHEIMER CAPITAL APPRECIATION FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Phillip A. Griffiths, Trustee (since 1999) Age: 70	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 60 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2004) Age: 66	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 60 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2002) Age: 57	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 60 portfolios in the OppenheimerFunds complex.

Mary Ann Tynan, Trustee (since 2008) Age: 63	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospital (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 60 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2005) Age: 68	Director of C-TASC (bio-statistics services (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 60 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2005) Age: 61	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 60 portfolios in the OppenheimerFunds complex.
29 | OPPENHEIMER CAPITAL APPRECIATION FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INTERESTED TRUSTEE	The address of Mr. Reynolds is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Mr. Reynolds serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Reynolds is an “Interested Trustee” because of a potential consulting relationship between RSR Partners, which Mr. Reynolds may be deemed to control, and the Manager.

Russell S. Reynolds, Jr., Trustee (since 1989) Age: 77	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate governance consulting and executive recruiting) (since 1993); Retired CEO of Russell Reynolds Associates (executive recruiting) (October 1969-March 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 60 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Baylin and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.
30 | OPPENHEIMER CAPITAL APPRECIATION FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Marc L. Baylin, Vice President and Portfolio Manager (since 2005) Age: 41	Vice President of the Manager and Member of the Manager’s Growth Equity Investment Team (since September 2005); a Chartered Financial Analyst. Managing Director and Lead Portfolio Manager at JP Morgan Fleming Investment Management (June 2002-August 2005); Vice President, Analyst (from June 1993) and Portfolio Manager (March 1999-June 2002) of T. Rowe Price. A portfolio manager and officer of 3 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
31 | OPPENHEIMER CAPITAL APPRECIATION FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $25,900 in fiscal 2009 and $27,800 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $211,540 in fiscal 2009 and $310,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, audit of capital accumulation plan and professional services for FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $7,739 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%
(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $219,279 in fiscal 2009 and $310,000 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.

Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Capital Appreciation Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 10/09/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 10/09/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 10/09/2009